Consolidated statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of comprehensive income
Consolidated net income	$ 11,550	$ 8,299	$ 6,206
Other comprehensive income
Actuarial gains and losses (Note 10)	(12)	823	(371)
Tax effect	13	(390)	55
Currency translation adjustment generated by the parent company (Note 9)	(4,022)	9,316	(1,548)
Items not potentially reclassifiable to profit and loss	(4,021)	9,749	(1,864)
Currency translation adjustment (Note 9)	1,113	(2,578)	(1,098)
Available for sale financial assets (Note 8)		7	4
Cash flow hedge (Notes 15, 16)	25	324	239
Variation of foreign currency basis spread (Note 15)	(80)
Share of other comprehensive income of equity affiliates, net amount (Note 8)	(540)	(677)	935
Other	(5)		1
Tax effect	14	(100)	(76)
Items potentially reclassifiable to profit and loss	527	(3,024)	5
Total other comprehensive income (net amount)	(3,494)	6,725	(1,859)
Comprehensive income	8,056	15,024	4,347
Group share	8,021	15,312	4,336
Non-controlling interests (Note 9)	$ 35	$ (288)	$ 11